Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net change in unrealized gain (losses) on securities available for sale, taxes	$ 172	$ 992	$ 690
Net change in unrealized losses on derivatives, income tax benefit			$ (132)
Cash dividend to common stockholders, per share	$ 0.19	$ 0.16	$ 0.16
Common stock repurchase, shares	(300,000)
Common Stock [Member]
Common stock repurchase, shares	(92,224)	(160,248)	(907,505)
Retained Earnings [Member]
Cash dividend to common stockholders, per share	$ 0.19	$ 0.16	$ 0.16
Accumulated Other Comprehensive Income (Loss) [Member]
Net change in unrealized gain (losses) on securities available for sale, taxes	$ 172	$ 992	$ 690
Net change in unrealized losses on derivatives, income tax benefit			$ (132)